IFRS 7 Disclosure - Market Risk - Summary of Market Risk VaR and Market Risk SVaR (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Equity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	$ 22	$ 34
Foreign exchange risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	3	12
Commodity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	2	2
Interest rate risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	13	15
Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	5	5
Risk diversification effect [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	(17)	(29)
Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	28	39
Market risk Stressed VaR	85	91
Weighted average [member] | Equity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	19	14
Weighted average [member] | Foreign exchange risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	4	4
Weighted average [member] | Commodity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	2	2
Weighted average [member] | Interest rate risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	14	17
Weighted average [member] | Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	5	5
Weighted average [member] | Risk diversification effect [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	(17)	(17)
Weighted average [member] | Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	27	25
Market risk Stressed VaR	106	79
Top of range [member] | Equity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	32	40
Top of range [member] | Foreign exchange risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	13	12
Top of range [member] | Commodity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	4	3
Top of range [member] | Interest rate risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	19	30
Top of range [member] | Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	6	6
Top of range [member] | Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	45	44
Market risk Stressed VaR	161	149
Bottom of range [member] | Equity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	11	6
Bottom of range [member] | Foreign exchange risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	2	2
Bottom of range [member] | Commodity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	1	1
Bottom of range [member] | Interest rate risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	11	10
Bottom of range [member] | Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	4	4
Bottom of range [member] | Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	15	13
Market risk Stressed VaR	$ 76	$ 40